Equity Incentive Awards (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity Incentive Awards Tables
Stock Options activity

Option activity during the nine months ended September 30, 2015 was as follows:

	Options Outstanding
	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2015	3,663,095	$0.69	7.7
Granted	610,000	$0.63
Cancelled/Forfeited	(430,909)	$0.89
Exercised	(50,465)	$0.04
Balance as of September 30, 2015	3,791,721	$0.67	6.7
Exercisable September 30, 2015	1,921,890	$0.53

Option activity during the years ended December 31, 2014 and 2013 was as follows:

	Options Outstanding
	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2013	1,251,633	$0.17	6.3
Granted	126,948	$0.71
Cancelled/Forfeited	(28,662)	$0.04
Repurchased	(10,191)	$0.35
Balance as of December 31, 2013	1,339,728	$0.22	6.0
Exercisable December 31, 2013	886,545	$0.22
Granted	2,657,921	$1.00
Cancelled/Forfeited	(325,000)	$1.00
Exercised	(9,554)	$0.04
Balance as of December 31, 2014	3,663,095	$0.69	7.7
Exercisable December 31, 2014	1,165,783	$0.28

Stock options outstanding and exercisable

Summary information regarding the options outstanding and exercisable at December 31, 2014 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price

$ .04 -.60	1,223,938	7.32	0.05	934,546	0.06

.61– 1.20	2,380,889	9.12	1.00	172,968	0.97

1.21– 1.77	58,268	5.01	1.77	58,269	1.77
	3,663,095			1,165,783

Fair value of stock option

The per-share fair value of each stock option was determined on the date of grant using the Black-Scholes model using the following weighted average assumptions:

Nine Months Ended September 30, 2015
Exercise Price	$0.63
Expected life (years)	6.00
Risk-free interest rate	1.44%
Expected volatility	99.65%
Expected dividend yield	0%

	Fiscal Year Ended December 31,
	2014	2013
Exercise Price	1.00	0.43
Expected life (years)	6.11	6.40
Risk-free interest rate	1.62%	1.30%
Expected volatility	67.39%	71.98%
Expected dividend yield	0%	0%